Note 8 - Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
8.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Year Ended December 31,
	2018	2019	2020
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(54,869)	$(38,085)	$(60,973)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	22,665,265	24,645,714	29,984,284
Net loss per share —basic and diluted	$(2.42)	$(1.55)	$(2.03)

The effects of all share options and unvested restricted shares were excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive during the years ended
December 31, 2018,
2019
and
2020.